Others (Tables)	12 Months Ended
Dec. 31, 2022
Others
Schedule of gearing ratios

	December 31, 2021	December 31, 2022
Total liabilities	$279,346	$28,309
Total equity	$(190,442)	$181,964
Gearing ratio	(1.47)	0.16

Schedule of financial instruments by category

	December 31, 2021	December 31, 2022
Financial assets
Financial assets at amortized cost
Cash and cash equivalents	$80,453	$162,616
Current financial assets at amortized cost	—	30,000
Accounts receivable	6,568	7,756
Other receivables (including related parties)	6	314
Guarantee deposits paid	135	125
	$87,162	$200,811

	December 31, 2021	December 31, 2022
Financial liabilities
Financial liabilities at fair value through profit or loss
Warrant liabilities	$—	$3,207
Financial liabilities designated as at fair value through profit or loss	259,230	—
	$259,230	$3,207
Financial liabilities at amortized cost
Other payables (including related parties)	$8,779	$9,371
Guarantee deposits received	28	25
	$8,807	$9,396
Lease liabilities	$638	$338

B.	Financial risk management policies

Schedule of significant financial assets and liabilities denominated in foreign currencies

	December 31, 2021
					Sensitivity analysis
	Foreign
	currency					Effect on
	amount	Exchange	Functional	Book value	Degree of	profit or
	(in thousands)	rate	currency	(USD)	variation	loss
Financial assets
Monetary items
USD:NTD	$13,774	27.68	$381,264	$13,774	1%	$138
EUR:NTD	1,888	31.32	59,132	2,136	1%	21
JPY:NTD	279,248	0.24	67,020	2,421	1%	24
Financial liabilities
Monetary items
USD:JPY	248	115.09	28,542	248	1%	2
USD:RMB	79	6.37	503	79	1%	1

	December 31, 2022
					Sensitivity analysis
	Foreign
	currency					Effect on
	amount	Exchange	Functional	Book value	Degree of	profit or
	(in thousands)	rate	currency	(USD)	variation	loss
Financial assets
Monetary items
USD:NTD	$22,660	30.71	$695,889	$22,660	1%	$227
EUR:NTD	833	32.72	27,256	888	1%	9
JPY:NTD	436,755	0.23	100,454	3,271	1%	33

Financial liabilities
Monetary items
USD:NTD	2,620	30.71	80,460	2,620	1%	26
USD:JPY	221	132.14	29,203	221	1%	2
USD:RMB	65	6.97	453	65	1%	1

iii.	The total exchange (loss) gain, including realized and unrealized, arising from significant foreign exchange variation on the monetary items held by the Group for the years ended December 31, 2020, 2021 and 2022, amounted to $(770), $(893) and $1,303, respectively.

Schedule of contractual undiscounted cash flows of non-derivative financial liabilities

	Less than	Between 2-5	Over
Non-derivative financial liabilities: December 31, 2021	1 year	years	5 years
Financial liabilities at fair value through profit or loss	$—	$259,230	$—
Other payables (including related parties)	8,779	—	—
Lease liabilities (Note)	456	190	—
Guarantee deposits received	—	28	—

	Less than	Between 2-5	Over
Non-derivative financial liabilities: December 31, 2022	1 year	years	5 years
Financial liabilities at fair value through profit or loss	$—	$3,207	$—
Other payables (including related parties)	9,371	—	—
Lease liabilities (Note)	255	89	—
Guarantee deposits received	—	25	—

Note: The amount included the interest of estimated future payments.

Schedule of natures of the liabilities

December 31, 2021	Level 1	Level 2	Level 3	Total
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Convertible preferred shares	$—	$—	$259,230	$259,230

December 31, 2022	Level 1	Level 2	Level 3	Total
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Compound instrument:
Warrant liabilities	$1,769	$1,438	$—	$3,207

(b)	The methods and assumptions the Group used to measure fair value are as follows:

Schedule of movement of significant unobservable inputs (Level 3 )

	2021	2022
	Compound	Compound
	instrument:	instrument:
	Convertible	Convertible
	preferred shares	preferred shares
At January 1	$108,427	$259,230
Gains and losses recognized in profit or loss
Recorded as non-operating income and expenses	150,745	99,001
Gains and losses recognized in other comprehensive income
Recorded as credit risk changes in financial instrument through other comprehensive income	58	7
Transfers to Level 2	—	(358,238)
At December 31	$259,230	$—

E.	Along with the insufficient observable market information became available in connection with the SPAC transaction closing on October 28, 2022, the Company transferred the fair value from Level 3 into Level 2 and preferred shares were automatically converted into Perfect Ordinary Shares immediately upon the closing.

Schedule of sensitivity analysis of changes in significant unobservable inputs to valuation model used in Level 3 fair value measurement

	Fair value at	Valuation	unobservable	Relationship
	December 31, 2021	technique	input	of inputs to fair value
Compound instrument:
Convertible preferred shares	$259,230	Market approach	Discount for lack of marketability	The higher the discount for lack of marketability, the lower the fair value
		Income approach	Weighted average cost of capital	The higher the weighted average cost of capital, the lower the fair value
		Income approach	Exit multiple	The higher the exit multiple, the higher the fair value

Schedule of effect on profit or loss from financial liabilities categorised within Level 3 if the inputs used to valuation models have changed

			December 31, 2021
			Recognized in profit or loss
			Favourable	Unfavourable
	Input	Change	change	change
Convertible preferred shares
	Discount for lack of marketability	±1%	$2,738	$(2,763)
	Weighted average cost of capital	±1%	$4,556	$(4,386)
	Exit multiple	±1%	$1,212	$(1,212)